Income Taxes - Summary of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Applicable Tax Rate to Profit Before Tax (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before income tax	₩ 14,458	₩ 3,827
Income tax using the statutory tax rate of each country	3,232	700
Non-deductible expenses	136	37
Foreign taxes paid but not utilized as tax credit or recognized as deferred tax asset	3,963	2,819
Utilization of previously unrecognized deferred tax asset	(3,307)
Recognition of previously unrecognized deferred tax assets	(3,036)
Effect of change foreign currency exchange rate	495	(114)
Others	(339)	(202)
Total adjustments	(2,088)	2,540
Income tax expenses	₩ 1,144	₩ 3,240
Effective tax rate	8.00%	85.00%